Series B Preferred stock (Details) - USD ($)		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Issuance of preferred B to settle Cavalry debt (assumed liabilities)	$ 845,000	$ 845,000
Series B Preferred Stock
Extinguishment of Debt, Amount	$ 218,095